Note 6 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
6.
Commitments and Contingencies

Lease Commitments

The Company’s operating lease obligations primarily consist of leased office, laboratory, and manufacturing space under a non-cancelable operating lease that originally were to expire in
November
2019.
In addition to the minimum future lease commitments presented below, the lease requires the Company to pay property taxes, insurance, maintenance, and repair costs. The lease includes a rent holiday concession and escalation clauses for increased rent over the lease term. Rent expense is recognized using the straight-line method over the term of the lease. The Company records deferred rent calculated as the difference between rent expense and the cash rental payments. In connection with the facility lease, the landlord also provided incentives of
$369,000
to the Company in the form of leasehold improvements. These amounts were reflected as deferred rent and are being amortized as a reduction to rent expense over the original term of the Company’s operating lease.

On
October
19,
2017,
the Company entered into an agreement to sublease
one
of its facilities. The sublease agreement commenced on approximately
December
1,
2017
and is scheduled to expire on
November
15,
2019
(which is
15
days prior to the expiration of the facility lease). The sublessee pays a base rent of
$82,410
per month. In addition to the base rent, the sublessee pays the Landlord’s operating expenses and property taxes due and payable with respect to the subleased facility.

Upon the adoption of Topic
842
on
January 1, 2019,
the Company recognized a right of use asset and a corresponding leasehold liability related to this lease of approximately
$1.8
million, representing the present value of the remaining minimum lease payments as of that date. The asset was being reduced over the remaining period of the lease on a straight-line basis. The leasehold liability is being reduced as payments are made.

On
April 1, 2019,
we entered into an amendment to the lease which extended the lease term for an additional period of five
years subsequent to the original expiration of
November 30, 2019.
As amended, the lease will expire on
November 30, 2024.
Under the terms of the amendment, we will be obligated to pay approximately
$5.8
million in base rent payments through
November
2024,
beginning on
December 1, 2019.
This amendment does
not
extend the term of the lease with respect to the building being subleased.

In connection with the amendment the Company adjusted its right-of-use asset and lease liability to
$6.0
million. As of the date of the amendment, the operating lease was included on the balance sheet at the present value of the future base payments discounted at a
6.5%
discount rate using the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment as the leases do not
provide an implicit rate.

For the
three
and
nine
months ended
September 30, 2019,
our operating lease expense, excluding variable maintenance fees and other expenses paid by the Company on a monthly basis, was approximately
$314,000
and
$1.1
million, respectively. Rent expense for the
three
and
nine
months ended
September 30, 2018
was approximately
$481,000
and
$1.4
million, respectively. Operating right-of-use asset amortization for the three
and
nine
months ended
September 30, 2019
was approximately
$225,000
and
$444,000,
respectively. Due to payments being made in excess of operating lease expense recognized, the Company recorded approximately
$358,000
as prepaid rent included in other assets on the condensed balance sheet as of
September 30, 2019.

The following table presents the future operating lease payments and lease liability included on the condensed balance sheet related to the Company’s operating lease as of
September 30, 2019 (
in thousands):

Year Ending December 31,
2019 (remaining three months of the year)	$418
2020	1,085
2021	1,123
2022	1,162
2023	1,203
Thereafter	1,138
6,128
Less: Imputed interest	(937)
Leasehold liability as of September 30, 2019	$5,192

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may
provide for indemnification of the counterparty. The Company’s exposure under these agreements is unknown because it involves claims that may
be made against it in the future, but have
not
yet been made. To date, the Company has
not
been subject to any claims or been required to defend any action related to its indemnification obligations.

The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company’s request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may
be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company’s exposure and may
enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, it has not
recognized any liabilities relating to these obligations for any period presented.

Legal Proceedings

Except as set forth below, we are
not
involved in any pending legal proceedings that we believe could have a material adverse effect on our financial condition, results of operations or cash flows. From time to time we may
be involved in legal proceedings or investigations, which could harm our reputation, business and financial condition and divert the attention of our management from the operation of our business.

Between
May
22,
2017
and
May
25,
2017,
three
class actions were filed in the Superior Court of the State of California, County of San Mateo, or the State Court, against us and certain of our officers and directors. The underwriters of our IPO in
January 2015
are also named as defendants. The actions were captioned Grotewiel v. Avinger, Inc., et al.,
No.

17
-CIV-
02240,
Gonzalez v. Avinger, Inc., et al.,
No.

17
-CIV-
02284,
and Olberding v. Avinger, Inc., et al.,
No.

17
-CIV-
02307.
These lawsuits allege that the registration statement for our IPO made false and misleading statements and omissions in violation of the Securities Act of
1933.
Plaintiffs seek to represent a class of purchasers of our common stock in and/or traceable to our IPO. Plaintiffs seek, among other things, unspecified compensatory damages, interest, costs, recission, and attorneys’ fees. On
June
12,
2017,
defendants removed these actions to the United States District Court for the Northern District of California, or Federal Court.

On
June
22,
2017,
and
June
23,
2017,
plaintiffs Olberding and Gonzalez moved to remand their cases to the State Court. Defendants opposed these motions. On
July
21,
2017,
the Federal Court granted the motions to remand the Olberding and Gonzalez actions to the State Court. On
August
9,
2017,
the State Court consolidated the Olberding and Gonzalez actions under the caption Gonzalez v. Avinger, Inc., et al.,
No.

17
-CIV-
02284,
or State Action. On
September
22,
2017,
an amended complaint was filed in the State Action. On
October
31,
2017,
the parties in the State Action stipulated to a stay of proceedings until judgment is entered in the federal Grotewiel action, or Federal Action. On
June
20,
2018,
the State Court dismissed the State Action pursuant to the proposed settlement described below.

On
October
11,
2017,
the Federal Court appointed a lead plaintiff and approved the selection of a lead counsel in the Federal Action. On
November
21,
2017,
an amended complaint was filed in the Federal Action. Defendants filed a motion to dismiss that complaint on
January
26,
2018.
On
March
19,
2018,
plaintiff in the Federal Action filed a further amended complaint, on behalf of a class of purchasers of our common stock in and/or traceable to our IPO, as well as purchasers of our common stock during the period
January
30,
2015,
to
April
10,
2017.

The Company and its directors believe that the foregoing lawsuits were without merit; however, in the interest of avoiding the cost and disruption of continuing to defend against these lawsuits, the Company entered into a settlement of the actions. The settlement is for a total of
$5
 million. The Company’s total contribution to the settlement fund is
$1.76
 million, which the Company paid in
March 2018.
On
October 24, 2018,
the court approved the settlement.

8.
Commitments and Contingencies

Lease Commitments

The Company’s operating lease obligations primarily consist of leased office, laboratory, and manufacturing space under a non-cancelable operating lease that expires in
November
2019.
The lease agreement includes a renewal provision allowing the Company to extend this lease for an additional period of three
years. In addition to the minimum future lease commitments presented below, the lease requires the Company to pay property taxes, insurance, maintenance, and repair costs. The lease includes a rent holiday concession and escalation clauses for increased rent over the lease term. Rent expense is recognized using the straight-line method over the term of the lease. The Company records deferred rent calculated as the difference between rent expense and the cash rental payments. In connection with the facility lease, the landlord also provided incentives of
$369,000
to the Company in the form of leasehold improvements. These amounts were reflected as deferred rent and were amortized as a reduction to rent expense over the original term of the Company’s operating lease. Rent expense was approximately
$1,015,000
and
$1,833,000
for the years ended
December
31,
2018
and
2017,
respectively. Deferred rent was insignificant for all years presented.

On
October
19,
2017,
the Company entered into an agreement to sublease
one
of its facilities. The sublease agreement commenced on approximately
December
1,
2017
and is scheduled to expire on
November
15,
2019
(which is
15
days prior to the expiration of the facility lease). The sublessee pays a base rent of
$79,950
per month, increasing to a base rent of
$82,410
per month as of
December
1,
2018.
In addition to the base rent, the sublessee pays the Landlord’s operating expenses and property taxes due and payable with respect to the subleased facility.

The future aggregate minimum lease payments, net of sublease income, as of
December
31,
2018,
amount to
$899,000,
due within the year ending
December 31, 2019.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may
provide for indemnification of the counterparty. The Company’s exposure under these agreements is unknown because it involves claims that may
be made against it in the future, but have
not
yet been made. To date, the Company has
not
been subject to any claims or been required to defend any action related to its indemnification obligations.

The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company’s request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may
be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company’s exposure and may
enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, it has not
recognized any liabilities relating to these obligations for any period presented.

Legal Proceedings

Except as set forth below, we are
not
involved in any pending legal proceedings that we believe could have a material adverse effect on our financial condition, results of operations or cash flows. From time to time we may
be involved in legal proceedings or investigations, which could harm our reputation, business and financial condition and divert the attention of our management from the operation of our business.

Between
May
22,
2017
and
May
25,
2017,
three
class actions were filed in the Superior Court of the State of California, County of San Mateo, or the State Court, against us and certain of our officers and directors. The underwriters of our IPO in
January 2015
are also named as defendants. The actions were captioned Grotewiel v. Avinger, Inc., et al.,
No.

17
-CIV-
02240,
Gonzalez v. Avinger, Inc., et al.,
No.

17
-CIV-
02284,
and Olberding v. Avinger, Inc., et al.,
No.

17
-CIV-
02307.
These lawsuits allege that the registration statement for our IPO made false and misleading statements and omissions in violation of the Securities Act of
1933.
Plaintiffs seek to represent a class of purchasers of our common stock in and/or traceable to our IPO. Plaintiffs seek, among other things, unspecified compensatory damages, interest, costs, recission, and attorneys’ fees. On
June
12,
2017,
defendants removed these actions to the United States District Court for the Northern District of California, or Federal Court.

On
June
22,
2017,
and
June
23,
2017,
plaintiffs Olberding and Gonzalez moved to remand their cases to the State Court. Defendants opposed these motions. On
July
21,
2017,
the Federal Court granted the motions to remand the Olberding and Gonzalez actions to the State Court. On
August
9,
2017,
the State Court consolidated the Olberding and Gonzalez actions under the caption Gonzalez v. Avinger, Inc., et al.,
No.

17
-CIV-
02284,
or State Action. On
September
22,
2017,
an amended complaint was filed in the State Action. On
October
31,
2017,
the parties in the State Action stipulated to a stay of proceedings until judgment is entered in the federal Grotewiel action, or Federal Action. On
June
20,
2018,
the State Court dismissed the State Action pursuant to the proposed settlement described below.

On
October
11,
2017,
the Federal Court appointed a lead plaintiff and approved the selection of a lead counsel in the Federal Action. On
November
21,
2017,
an amended complaint was filed in the Federal Action. Defendants filed a motion to dismiss that complaint on
January
26,
2018.
On
March
19,
2018,
plaintiff in the Federal Action filed a further amended complaint, on behalf of a class of purchasers of our common stock in and/or traceable to our IPO, as well as purchasers of our common stock during the period
January
30,
2015,
to
April
10,
2017.

The Company and its directors believe that the foregoing lawsuits were without merit; however, in the interest of avoiding the cost and disruption of continuing to defend against these lawsuits, the Company entered into a settlement of the actions. The settlement is for a total of
$5
 million. The Company’s total contribution to the settlement fund is
$1.76
 million, which the Company paid in
March 2018.
On
October 24, 2018,
the court approved the settlement.